John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Shares	Value
Common stocks 99.0%		$78,358,008
(Cost $64,627,101)
Communication services 18.2%		14,451,867
Entertainment 3.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	75,176	2,419,915
Madison Square Garden Entertainment Corp. (A)	5,715	472,631
Interactive media and services 14.6%
Alphabet, Inc., Class A (A)	3,094	4,166,690
CarGurus, Inc. (A)	56,396	1,290,340
Facebook, Inc., Class A (A)	24,989	5,115,498
Twitter, Inc. (A)	34,407	986,793
Consumer discretionary 20.9%		16,552,380
Household durables 7.4%
Lennar Corp., A Shares	69,885	3,499,142
NVR, Inc. (A)	239	740,900
Tempur Sealy International, Inc. (A)	29,578	1,589,818
Internet and direct marketing retail 8.2%
Amazon.com, Inc. (A)	2,635	6,518,990
Leisure products 1.7%
Polaris, Inc.	19,036	1,350,223
Multiline retail 1.0%
Dollar Tree, Inc. (A)	9,759	777,500
Specialty retail 1.1%
Group 1 Automotive, Inc.	14,935	845,172
Textiles, apparel and luxury goods 1.5%
Ralph Lauren Corp.	6,447	475,660
Salvatore Ferragamo SpA	60,816	754,975
Consumer staples 5.5%		4,328,432
Beverages 3.6%
Anheuser-Busch InBev SA, ADR	28,634	1,332,054
Diageo PLC, ADR	5,447	755,227
Heineken NV	9,047	770,019
Food and staples retailing 0.5%
US Foods Holding Corp. (A)	19,003	408,565
Food products 1.4%
The Hain Celestial Group, Inc. (A)	41,121	1,062,567
Energy 3.9%		3,052,076
Energy equipment and services 0.9%
Baker Hughes Company	50,538	705,005
Oil, gas and consumable fuels 3.0%
Cheniere Energy, Inc. (A)	40,900	1,909,621
Suncor Energy, Inc.	24,507	437,450
Financials 17.5%		13,902,177
Banks 9.4%
Bank of America Corp.	108,188	2,601,921
Citigroup, Inc.	56,579	2,747,476
First Hawaiian, Inc.	120,643	2,122,110
Capital markets 6.1%
KKR & Company, Inc., Class A	39,397	993,198
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	60,816	$2,397,975
The Goldman Sachs Group, Inc.	7,883	1,445,900
Consumer finance 2.0%
American Express Company	12,788	1,166,905
Synchrony Financial	21,561	426,692
Health care 5.6%		4,441,311
Biotechnology 2.7%
Alnylam Pharmaceuticals, Inc. (A)	5,797	763,465
Moderna, Inc. (A)	30,103	1,384,437
Health care equipment and supplies 1.5%
Hologic, Inc. (A)	22,881	1,146,338
Health care providers and services 0.9%
Anthem, Inc.	2,580	724,283
Health care technology 0.5%
Change Healthcare, Inc. (A)	36,322	422,788
Industrials 7.6%		5,997,650
Electrical equipment 1.6%
Regal Beloit Corp.	8,740	620,627
Sensata Technologies Holding PLC (A)	16,936	616,130
Industrial conglomerates 1.5%
Roper Technologies, Inc.	3,460	1,179,964
Machinery 1.2%
Parker-Hannifin Corp.	6,105	965,323
Professional services 2.2%
IHS Markit, Ltd.	26,286	1,769,048
Trading companies and distributors 1.1%
United Rentals, Inc. (A)	6,588	846,558
Information technology 14.7%		11,611,294
Semiconductors and semiconductor equipment 2.2%
Analog Devices, Inc.	4,609	505,146
NVIDIA Corp.	4,245	1,240,729
Software 6.3%
Microsoft Corp.	8,461	1,516,296
salesforce.com, Inc. (A)	10,843	1,756,024
Workday, Inc., Class A (A)	10,951	1,685,359
Technology hardware, storage and peripherals 6.2%
Apple, Inc.	13,798	4,053,852
Samsung Electronics Company, Ltd.	20,767	853,888
Real estate 5.1%		4,020,821
Equity real estate investment trusts 4.4%
American Tower Corp.	10,290	2,449,020
Crown Castle International Corp.	6,507	1,037,411
Real estate management and development 0.7%
Five Point Holdings LLC, Class A (A)	94,750	534,390

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

	Yield (%)	Shares	Value
Short-term investments 0.3%			$254,027
(Cost $254,027)
Short-term funds 0.3%			254,027
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2162(B)	254,027	254,027

Total investments (Cost $64,881,128) 99.3%	$78,612,035
Other assets and liabilities, net 0.7%	587,872
Total net assets 100.0%	$79,199,907

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-20.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$14,451,867	$14,451,867	—	—
Consumer discretionary	16,552,380	15,797,405	$754,975	—
Consumer staples	4,328,432	3,558,413	770,019	—
Energy	3,052,076	3,052,076	—	—
Financials	13,902,177	13,902,177	—	—
Health care	4,441,311	4,441,311	—	—
Industrials	5,997,650	5,997,650	—	—
Information technology	11,611,294	10,757,406	853,888	—
Real estate	4,020,821	4,020,821	—	—
Short-term investments	254,027	254,027	—	—
Total investments in securities	$78,612,035	$76,233,153	$2,378,882	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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